Stockholders' Equity (Details Narrative) - $ / shares	Oct. 13, 2015	Aug. 12, 2015
Description of reverse stock split		1,000 shares to 1
Description of preferred stock revised conversion basis		In conjunction with this reverse, the rate at which preferred stock is convertible to common was also impacted by the same 1,000 rate.
Employees, Directors and Consultants Stock Plan [Member]
Number of maximum shares issued	500,000,000
Offering price (in dollars per share)	$ 0.0001
Expiration date	Jan. 01, 2017